TYPE>			13F-HR
<PERIOD>		05/04/05
<FILER>
CIK			0001034646
CCC			nyjrdm@8
</FILER>
<SRO>			NONE
<DOCUMENT-COUNT>	1
<SUBMISSION-CONTACT>
NAME			LOUISE ORZO
PHONE			212-317-0200
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>	NICADV@AOL.COM

				13F-HR
			FORM 13F HOLDINGS REPORT

				UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
				WASHINGTON, D.C. 20549

				FORM 13F

				FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED MARCH 31, 2005

Check here if Amendment [ ]; Amendment Number:

This Amendment (check only one.)[ ] is a restatement.
				[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Nicholas Advisors, Inc.
Address:	126 East 56 Street
		Suite 1510
		New York, NY 10022

13F File Number:  28-6218

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules lists,and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  	Nancy J. O. Luburich
Title:  Chief Compliance Officer
Phone:  212-317-0200
Signature, Place, and Date of Signing:
Nancy J. O. Luburich, New York, NY May 4, 2005

Report type (Check only one):

[X]	13F HOLDING REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:


Form 13 F Information Table Value Total: $160,172,530



			Form 13 F information Table
				Title of		Value	Shares/	Sh/	Put/	Invstmt	Other	Voting Authority
Name of Issuer			Class	CUSIP	(x$1000)	PRN AMT	PRN	Call	Dscretn	Mngrs	Sole	Shared	None

3M Company			COM	88579Y101	2551	29775	SH		SOLE		29775	0	0
ABN AMRO Holding N.V.	      SPON ADR	000937102	285	11500	SH		SOLE		11500	0	0
Alliance Capital Mgmt		COM	01855A101	826	17525	SH		SOLE		17525	0	0
Alltel Corp.		      CORP UNT	020039822	495	9800	SH		SOLE		9800	0	0
Amerada Hess Corp		PFD CV	023551401	394	4700	SH		SOLE		4700	0	0
American Express Corp		COM	025816109	2690	52360	SH		SOLE		52360	0	0
American Int'l Group		COM	026874107	2077	37480	SH		SOLE		37480	0	0
Amgen Inc.			COM	031162100	2519	43280	SH		SOLE		43280	0	0
B&G Foods, Inc.			COM	05508R205	417	28000	SH		SOLE		28000	0	0
BankAmerica Corp.		COM	060505104	1091	24742	SH		SOLE		24742	0	0
Barclays PLC ADR		COM	06738E204	290	7000	SH		SOLE		7000	0	0
Barr Laboratories, Inc.		COM	068306109	3235	66249	SH		SOLE		66249	0	0
Basic Industries Select 	SBI MAT	81369Y100	446	14775	SH		SOLE		14775	0	0
Bassett Furniture Indus, Inc.	COM	070203104	459	23313	SH		SOLE		23313	0	0
Baxter Intl Inc. 7%	       CORP UNT	071813406	613	11380	SH		SOLE		11380	0	0
Bristol-Myers Squibb Co.	COM	110122108	835	32800	SH		SOLE		32800	0	0
C.R. Bard, Inc.			COM	067383109	1954	28700	SH		SOLE		28700	0	0
Cadbury Schweppes PLC		COM	127209302	2880	70750	SH		SOLE		70750	0	0
Capital One Financial Corp	COM	14040H105	2482	33200	SH		SOLE		33200	0	0
Cedar Fair, L.P.		COM	150185106	507	16100	SH		SOLE		16100	0	0
Chesapeake Corp			COM	165159104	413	19650	SH		SOLE		19650	0	0
Chesapeake Energy Corp		COM	165167107	1528	69660	SH		SOLE		69660	0	0
ChevronTexaco Corp		COM	166764100	2222	38100	SH		SOLE		38100	0	0
Chubb Corp			COM	171232101	2614	32975	SH		SOLE		32975	0	0
Cisco Systems Inc.		COM	17275R102	2350	131350	SH		SOLE		131350	0	0
CitiGroup			COM	172967101	2607	58020	SH		SOLE		58020	0	0
Coca-Cola Company		COM	191216100	2697	64725	SH		SOLE		64725	0	0
Comcast Corp Cl A		COM	20030N200	2931	87645	SH		SOLE		87645	0	0
Comerica Inc			COM	200340107	518	9400	SH		SOLE		9400	0	0
ConAgra, Inc.			COM	205887102	488	18050	SH		SOLE		18050	0	0
Constellation Brands, Inc	PFD	21036P306	699	17300	SH		SOLE		17300	0	0
Curis, Inc.			COM	231269101	358	100000	SH		SOLE		100000	0	0
CVS Corp.			COM	126650100	3215	61100	SH		SOLE		61100	0	0
Devon Energy Corp		COM	25179M103	2041	42750	SH		SOLE		42750	0	0
Diageo PLC ADR		     SPON ADR	25243Q205	603	10600	SH		SOLE		10600	0	0
Disney (Walt) Co.		COM	254687106	2594	90275	SH		SOLE		90275	0	0
Dominion Resources Inc.		COM	25746U109	553	7425	SH		SOLE		7425	0	0
Double Click			COM	258609304	906	117600	SH		SOLE		117600	0	0
Dow Chemical Company		COM	260543103	589	11820	SH		SOLE		11820	0	0
Elizabeth Arden, Inc.		COM	28660G106	1487	62650	SH		SOLE		62650	0	0
EMC Corp			COM	268648102	2262	183600	SH		SOLE		183600	0	0
Enterprise Products Part LP	COM	293792107	653	25400	SH		SOLE		25400	0	0
Exxon Mobil Corp		COM	30231G102	2499	41933	SH		SOLE		41933	0	0
First Data Corp			COM	319963104	2194	55825	SH		SOLE		55825	0	0
FPL Group, Inc.			COM	302571104	599	14910	SH		SOLE		14910	0	0
GATX Corp			COM	361448103	531	16000	SH		SOLE		16000	0	0
General Electric Co.		COM	369604103	4377	121375	SH		SOLE		121375	0	0
GlaxoSmithKline PLC	     SPON ADR	37733W105	3354	73030	SH		SOLE		73030	0	0
GMH Communities Trust		COM	36188G102	427	36500	SH		SOLE		36500	0	0
Goldman Sachs			COM	38141G104	2673	24300	SH		SOLE		24300	0	0
Hillenbrand Industries Inc.	COM	431573104	2571	46350	SH		SOLE		46350	0	0
Industrial Select Sector     SBI INDS	81369Y704	463	15225	SH		SOLE		15225	0	0
Intel Corp.			COM	458140100	2528	108810	SH		SOLE		108810	0	0
Intl Business Machines		COM	459200101	2496	27310	SH		SOLE		27310	0	0
iSHR Nasdaq Biotech Index    NSDQ INDX	464287556	257	4050	SH		SOLE		4050	0	0
Kinder Morgan Mgmt, LL	C	SHS	49455U100	715	17603	SH		SOLE		17603	0	0
Lance Inc.			COM	514606102	514	32000	SH		SOLE		32000	0	0
Lehman Bros. Hldgs Inc.		COM	524908100	2778	29500	SH		SOLE		29500	0	0
Liz Claiborne Inc.		COM	539320101	2400	59800	SH		SOLE		59800	0	0
Lowes Companies Inc.		COM	548661107	2315	40550	SH		SOLE		40550	0	0
Lyondell Chemical Co		COM	552078107	599	21450	SH		SOLE		21450	0	0
Magellan Midstream Part L.P.	COM UNT	559080106	562	9200	SH		SOLE		9200	0	0
MCI Inc.			COM	552691107	635	25500	SH		SOLE		25500	0	0
Medtronic Inc.			COM	585055106	2494	48945	SH		SOLE		48945	0	0
Microsoft Corp.			COM	594918104	3309	136925	SH		SOLE		136925	0	0
Morgan Stanley			COM	617446448	2529	44175	SH		SOLE		44175	0	0
New York Comm Bancorp Inc.	COM	649445103	421	23200	SH		SOLE		23200	0	0
Oil Service Holders Tr		DEP RCT	678002106	3173	33000	SH		SOLE		33000	0	0
Omnicare, Inc.			COM	681904108	2723	76800	SH		SOLE		76800	0	0
Packaging Corp of America	COM	695156109	2979	122650	SH		SOLE		122650	0	0
Pepsico, Inc.			COM	713448108	2820	53185	SH		SOLE		53185	0	0
Petrofund Energy Trust		TR UNT	71648W108	512	35000	SH		SOLE		35000	0	0
Pfizer, Inc.			COM	717081103	2191	83415	SH		SOLE		83415	0	0
Phelps Dodge Corp		COM	717265102	2531	24880	SH		SOLE		24880	0	0
Pixelworks, Inc.		COM	72581M107	1814	222600	SH		SOLE		222600	0	0
Plum Creek Timber Co Inc.	COM	729251108	361	10100	SH		SOLE		10100	0	0
Progressive Corp Ohio 		COM	743315103	2831	30850	SH		SOLE		30850	0	0
R.R. Donnelley & Sons Co	COM	257867101	640	20250	SH		SOLE		20250	0	0
Rayonier Inc.			COM	754907103	767	15478	SH		SOLE		15478	0	0
Regal Entertainment Grp		COM	758766109	747	35500	SH		SOLE		35500	0	0
Royal Bank of Scotland Grp   SPON ADR	780097788	250	10500	SH		SOLE		10500	0	0
Royal Caribbean Cruises Ltd.	COM	V7780T103	2378	53200	SH		SOLE		53200	0	0
SBC Communications Inc		COM	78387G103	538	22700	SH		SOLE		22700	0	0
Schering-Plough Corp		PFD CV	806605606	596	11850	SH		SOLE		11850	0	0
Scientific Atlanta Inc.		COM	808655104	2395	84875	SH		SOLE		84875	0	0
Scottish Power PLC	      SPON ADR	81013T705	523	16750	SH		SOLE		16750	0	0
ServiceMaster Company		COM	81760N109	579	42900	SH		SOLE		42900	0	0
Sinclair Broadcast Group	PFD CV	829226505	381	9150	SH		SOLE		9150	0	0
St. Paul Companies 		EQT UNT	792860306	596	9175	SH		SOLE		9175	0	0
Staples Inc.			COM	855030102	2350	74775	SH		SOLE		74775	0	0
Technology Select Sector	SBI INT	81369Y803	283	14450	SH		SOLE		14450	0	0
Telecom Corp Nw Zealand Ltd.   SPON ADR	879278208	326	9400	SH		SOLE		9400	0	0
Thornburg Mortgage, Inc.	COM	885218107	398	14200	SH		SOLE		14200	0	0
Time Warner Inc.		COM	887317105	1969	112187	SH		SOLE		112187	0	0
Tyco International		COM	902124106	3488	103200	SH		SOLE		103200	0	0
United Technologies Corp.	COM	913017109	2618	25750	SH		SOLE		25750	0	0
Valero L.P.			COM UNT	91913W104	714	11850	SH		SOLE		11850	0	0
Viacom Inc. Cl. B		COM	925524308	2661	76399	SH		SOLE		76399	0	0
Weyerhaeuser Company		COM	962166104	2202	32145	SH		SOLE		32145	0	0
Williams-Sonoma, Inc.		COM	969904101	2517	68500	SH		SOLE		68500	0	0
Yellow Roadway Corp		COM	985577105	2710	46300	SH		SOLE		46300	0	0

			160,172,530